Voyage and Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses [Abstract]
Bunkers	$ 194	$ 380	$ 20
Commissions (including $1,037, $1,040 and $1,015 respectively, to related party)	2,296	1,628	1,589
Other	11	0	0
Total	2,501	2,008	1,609
Commissions, related party	1,015	1,040	1,037
Vessel Operating Expenses [Abstract]
Crew wages and related costs	11,465	11,965	11,898
Insurance	1,541	1,578	1,670
Repairs and maintenance (including $42, $46 and $11 respectively, to related party)	1,868	1,566	1,138
Spares and consumable stores	3,196	3,685	3,538
Registration and taxes (Note 13)	325	292	283
Total	18,395	19,086	18,527
Repairs and maintenance to related party	$ 11	$ 46	$ 42